SHARE CAPITAL (Details)	6 Months Ended
Jun. 30, 2019 shares $ / shares
Notes to Financial Statements
Exercise price | $ / shares	$ .006
Share options, beginning	0
Share options granted	10,000,000
Share options exercised	0
Share options cancelled	0
Share options, ending	10,000,000